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Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of EquiTrust Life Annuity Account EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Annuity Account (the Separate Account), as of December 31, 2022, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

April 25, 2023

We have served as the Separate Account’s auditor since 1998.

A member firm of Ernst & Young Global Limited

Appendix:

Subaccounts comprising EquiTrust Life Annuity Account

Subaccounts
Product A	Product B

American Century VP Capital Appreciation Fund

American Century VP Inflation Protection Bond Fund

American Century VP Mid Cap Value Fund

American Century VP Ultra® Fund

American Century VP Value Fund

BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares

BNY Mellon VIF Appreciation Portfolio – Initial Shares

BNY Mellon VIF Growth & Income Portfolio – Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II – Service Shares

Federated Hermes Managed Volatility Fund II – Primary Shares

Federated Hermes Quality Bond Fund II – Primary Shares

Fidelity® VIP Contrafund® Portfolio – Initial Class

Fidelity® VIP Growth & Income Portfolio – Initial Class

Fidelity® VIP Growth Portfolio – Initial Class

Fidelity® VIP High Income Portfolio – Service Class 2

Fidelity® VIP Index 500 Portfolio – Initial Class

Fidelity® VIP Mid Cap Portfolio – Service Class 2

Fidelity® VIP Overseas Portfolio – Initial Class

Franklin Global Real Estate VIP Fund – Class 2

Franklin Mutual Shares VIP Fund – Class 2

Franklin Small Cap Value VIP Fund – Class 2

Franklin Small-Mid Cap Growth VIP Fund – Class 2

Franklin U.S. Government Securities VIP Fund – Class 2

Templeton Growth VIP Fund – Class 2

J.P. Morgan Ins. Trust Mid Cap Value Portfolio – Class 1

J.P. Morgan Ins. Trust Small Cap Core Portfolio – Class 1

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

Calvert VP EAFE International Index Portfolio – Class F

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio – Class F

Calvert VP S&P MidCap 400 Index Portfolio – Class F

Columbia VP Overseas Core Fund – Class 1

Columbia VP Select Mid Cap Value Fund – Class 1

Columbia VP Small Cap Value Fund – Class 2

Columbia VP Small Company Growth Fund – Class 2

DWS Global Small Cap VIP – Class A

DWS International Growth VIP – Class A

Federated Hermes Government Money Fund II – Service Shares

Federated Hermes Managed Volatility Fund II – Primary Shares

Federated Hermes Quality Bond Fund II – Primary Shares

Fidelity® VIP Contrafund® Portfolio – Service Class 2

Fidelity® VIP Growth Portfolio – Service Class 2

Fidelity® VIP High Income Portfolio – Service Class 2

Fidelity® VIP Index 500 Portfolio – Service Class 2

Fidelity® VIP Mid Cap Portfolio – Service Class 2

Fidelity® VIP Real Estate Portfolio – Service Class 2

Franklin Mutual Shares VIP Fund – Class 2

Franklin Small Cap Value VIP Fund – Class 2

Franklin U.S. Government Securities VIP Fund – Class 2

Templeton Global Bond VIP Fund – Class 2

J.P. Morgan Ins. Trust Small Cap Core Portfolio – Class 2

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

EquiTrust Life Annuity Account

Statements of Assets and Liabilities

December 31, 2022

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
Product A
American Century VP Capital Appreciation Fund	$168,790	$168,790	$-	$168,790	$198,492	14,304.20	4,686.54	-
American Century VP Inflation Protection Bond Fund	38,843	38,843	-	38,843	41,809	4,132.22	2,961.38	-
American Century VP Mid Cap Value Fund	1,847	1,847	-	1,847	1,571	87.34	60.75	-
American Century VP Ultra® Fund	191,304	191,304	-	191,304	184,914	9,891.60	4,643.81	-
American Century VP Value Fund	185,032	185,032	-	185,032	152,303	14,862.00	8,140.50	-
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	26,810	26,810	-	26,810	23,813	653.89	937.62	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	638,214	638,214	-	638,214	745,593	19,987.90	17,523.24	-
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	470,598	470,598	-	470,598	484,905	16,300.60	12,227.00	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	690,370	687,689	2,681	690,370	789,726	17,526.53	23,235.96	90.59
Calvert VP NASDAQ-100 Index Portfolio	203,090	203,090	-	203,090	183,729	2,183.29	3,550.77	-
Calvert VP Russell 2000® Small Cap Index Portfolio	136,536	131,099	5,437	136,536	152,896	1,976.49	3,698.34	153.37
Calvert VP S&P MidCap 400 Index Portfolio	97,066	97,066	-	97,066	100,177	890.03	1,929.85	-
Federated Hermes Government Money Fund II - Service Shares	244,282	244,282	-	244,282	244,282	244,282.38	27,378.86	-
Federated Hermes Managed Volatility Fund II - Primary Shares	724,359	724,359	-	724,359	880,827	85,621.63	44,289.50	-
Federated Hermes Quality Bond Fund II - Primary Shares	1,049,220	1,049,220	-	1,049,220	1,175,525	106,954.15	95,617.98	-
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,382,442	1,382,442	-	1,382,442	1,323,677	36,495.29	29,240.02	-
Fidelity® VIP Growth & Income Portfolio - Initial Class	340,487	340,487	-	340,487	285,981	14,175.16	9,269.03	-
Fidelity® VIP Growth Portfolio - Initial Class	537,857	537,857	-	537,857	564,221	7,521.42	12,314.08	-
Fidelity® VIP High Income Portfolio - Service Class 2	368,966	368,966	-	368,966	444,259	87,640.43	15,524.14	-
Fidelity® VIP Index 500 Portfolio - Initial Class	297,678	292,407	5,271	297,678	199,747	794.27	7,292.10	131.44
Fidelity® VIP Mid Cap Portfolio - Service Class 2	676,203	666,986	9,217	676,203	725,449	21,673.16	12,683.25	175.27
Fidelity® VIP Overseas Portfolio - Initial Class	251,517	251,517	-	251,517	230,970	11,590.62	11,393.58	-
Franklin Global Real Estate VIP Fund - Class 2	123,120	123,120	-	123,120	158,944	10,622.92	7,377.40	-
Franklin Mutual Shares VIP Fund - Class 2	198,209	198,209	-	198,209	220,955	13,074.47	8,214.83	-
Franklin Small Cap Value VIP Fund - Class 2	292,045	292,045	-	292,045	330,313	23,307.66	6,349.72	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	349,671	349,671	-	349,671	505,555	33,270.31	11,073.85	-
Franklin U.S. Government Securities VIP Fund - Class 2	451,124	451,124	-	451,124	532,594	44,271.24	36,519.35	-
Templeton Growth VIP Fund - Class 2	97,892	97,892	-	97,892	114,249	9,559.74	5,495.45	-
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	375,134	375,134	-	375,134	377,532	35,966.81	7,204.82	-
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	204,320	204,320	-	204,320	247,302	11,376.40	5,697.39	-
T. Rowe Price All-Cap Opportunities Portfolio	193,044	193,044	-	193,044	210,692	6,735.68	3,719.02	-
T. Rowe Price Equity Income Portfolio	839,522	835,024	4,498	839,522	828,748	31,081.88	20,896.93	112.56
T. Rowe Price Mid-Cap Growth Portfolio	258,724	250,608	8,116	258,724	279,811	10,008.65	3,327.09	107.75

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2022

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
T. Rowe Price Moderate Allocation Portfolio	$608,599	$603,310	$5,289	$608,599	$694,284	34,171.74	19,099.46	167.43
T. Rowe Price International Stock Portfolio	456,062	456,062	-	456,062	522,400	34,974.07	26,741.44	-
Product B
Calvert VP NASDAQ-100 Index Portfolio	$-	$-	$-	$-	$-	-	-	-
Calvert VP S&P MidCap 400 Index Portfolio - Class F	68,639	68,639	-	68,639	67,737	629.49	4,841.73	-
Columbia VP Select Mid Cap Value Fund - Class 1	-	-	-	-	-	-	-	-
Columbia VP Small Cap Value Fund - Class 2	38,708	38,708	-	38,708	42,423	3,410.42	901.74	-
Federated Hermes Quality Bond Fund II - Primary Shares	100,446	100,446	-	100,446	112,041	10,239.10	8,748.60	-
Fidelity® VIP Contrafund® Portfolio - Service Class 2	73,963	73,963	-	73,963	74,471	2,024.16	2,439.66	-
Fidelity® VIP Growth Portfolio - Service Class 2	68,614	68,614	-	68,614	75,127	990.54	2,918.32	-
Fidelity® VIP High Income Portfolio - Service Class 2	43,786	43,786	-	43,786	52,343	10,400.37	3,452.00	-
Fidelity® VIP Index 500 Portfolio - Service Class 2	-	-	-	-	-	-	-	-
Fidelity® VIP Mid Cap Portfolio - Service Class 2	34,446	34,446	-	34,446	35,545	1,104.05	1,280.15	-
Fidelity® VIP Real Estate Portfolio - Service Class 2	28,209	28,209	-	28,209	30,231	1,739.13	1,374.91	-
Franklin Mutual Shares VIP Fund - Class 2	112,206	112,206	-	112,206	123,670	7,401.44	3,869.68	-
Franklin Small Cap Value VIP Fund - Class 2	-	-	-	-	-	-	-	-
Franklin U.S. Government Securities VIP Fund - Class 2	99,670	99,670	-	99,670	116,959	9,781.15	9,261.02	-
Templeton Global Bond VIP Fund - Class 2	43,517	43,517	-	43,517	52,141	3,486.93	3,497.68	-
T. Rowe Price Equity Income Portfolio	3,842	3,842	-	3,842	3,710	142.25	138.31	-
T. Rowe Price Moderate Allocation Portfolio	-	-	-	-	-	-	-	-
T. Rowe Price International Stock Portfolio	111,197	111,197	-	111,197	127,986	8,527.36	6,437.69	-

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Annuity Account

Statements of Operations

Year Ended December 31, 2022

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations
Product A
American Century VP Capital Appreciation Fund	$-	$(2,518)	$(2,518)	$(3,456)	$25,833	$22,377	$(89,777)	$(69,918)
American Century VP Inflation Protection Bond Fund	2,150	(575)	1,575	(14)	220	206	(8,145)	(6,364)
American Century VP Mid Cap Value Fund	42	(26)	16	29	255	284	(346)	(46)
American Century VP Ultra® Fund	-	(3,272)	(3,272)	18,738	26,881	45,619	(144,651)	(102,304)
American Century VP Value Fund	4,302	(2,913)	1,389	19,851	18,036	37,887	(42,181)	(2,905)
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	118	(480)	(362)	2,347	2,873	5,220	(15,439)	(10,581)
BNY Mellon VIF Appreciation Portfolio - Initial Shares	5,092	(10,965)	(5,873)	(28,571)	240,981	212,410	(410,332)	(203,795)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	3,971	(6,975)	(3,004)	12,366	100,055	112,421	(202,232)	(92,815)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	-	(10,555)	(10,555)	(9,267)	155,332	146,065	(294,751)	(159,241)
Calvert VP NASDAQ-100 Index Portfolio	452	(3,771)	(3,319)	101,619	11,677	113,296	(235,254)	(125,277)
Calvert VP Russell 2000® Small Cap Index Portfolio	1,209	(2,051)	(842)	3,684	15,176	18,860	(56,689)	(38,671)
Calvert VP S&P MidCap 400 Index Portfolio	941	(1,395)	(454)	1,205	10,653	11,858	(28,091)	(16,687)
Federated Hermes Government Money Fund II - Service Shares	2,825	(3,565)	(740)	-	-	-	-	(740)
Federated Hermes Managed Volatility Fund II - Primary Shares	14,427	(10,745)	3,682	(16,600)	180,883	164,283	(301,699)	(133,734)
Federated Hermes Quality Bond Fund II - Primary Shares	29,863	(15,969)	13,894	(19,149)	17,750	(1,399)	(146,828)	(134,333)
Fidelity® VIP Contrafund® Portfolio - Initial Class	7,779	(22,590)	(14,811)	56,718	75,251	131,969	(688,899)	(571,741)
Fidelity® VIP Growth & Income Portfolio - Initial Class	5,754	(4,911)	843	17,062	6,976	24,038	(46,663)	(21,782)
Fidelity® VIP Growth Portfolio - Initial Class	3,700	(8,267)	(4,567)	13,666	44,559	58,225	(238,498)	(184,840)
Fidelity® VIP High Income Portfolio - Service Class 2	20,026	(5,906)	14,120	(19,067)	-	(19,067)	(57,627)	(62,574)
Fidelity® VIP Index 500 Portfolio - Initial Class	4,859	(5,096)	(237)	39,866	2,984	42,850	(131,361)	(88,748)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,896	(10,228)	(8,332)	23,139	50,917	74,056	(212,009)	(146,285)
Fidelity® VIP Overseas Portfolio - Initial Class	2,801	(3,618)	(817)	15,294	2,485	17,779	(103,866)	(86,904)
Franklin Global Real Estate VIP Fund - Class 2	3,315	(1,955)	1,360	2,316	9,908	12,224	(59,733)	(46,149)
Franklin Mutual Shares VIP Fund - Class 2	4,256	(3,265)	991	(10,546)	25,701	15,155	(40,393)	(24,247)
Franklin Small Cap Value VIP Fund - Class 2	3,074	(4,329)	(1,255)	(4,318)	58,004	53,686	(92,325)	(39,894)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(5,529)	(5,529)	(9,891)	105,399	95,508	(276,954)	(186,975)
Franklin U.S. Government Securities VIP Fund - Class 2	12,216	(7,036)	5,180	(15,253)	-	(15,253)	(50,783)	(60,856)
Templeton Growth VIP Fund - Class 2	176	(1,519)	(1,343)	(1,333)	-	(1,333)	(13,942)	(16,618)
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	3,906	(5,870)	(1,964)	13,534	58,704	72,238	(114,243)	(43,969)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	984	(3,093)	(2,109)	(989)	45,698	44,709	(97,363)	(54,763)

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2022

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations
T. Rowe Price All-Cap Opportunities Portfolio	$-	$(3,015)	$(3,015)	$5,465	$10,735	$16,200	$(73,200)	$(60,015)
T. Rowe Price Equity Income Portfolio	16,104	(12,028)	4,076	29,401	43,400	72,801	(119,125)	(42,248)
T. Rowe Price Mid-Cap Growth Portfolio	-	(4,114)	(4,114)	10,515	8,073	18,588	(110,316)	(95,842)
T. Rowe Price Moderate Allocation Portfolio	10,995	(9,998)	997	(15,680)	12,453	(3,227)	(170,604)	(172,834)
T. Rowe Price International Stock Portfolio	3,691	(6,857)	(3,166)	(7,873)	11,150	3,277	(98,026)	(97,915)
Product B
Calvert VP NASDAQ-100 Index Portfolio	$-	$(6)	$(6)	$6,317	$-	$6,317	$(7,122)	$(811)
Calvert VP S&P MidCap 400 Index Portfolio - Class F	673	(744)	(71)	1,554	7,619	9,173	(22,141)	(13,039)
Columbia VP Select Mid Cap Value Fund - Class 1	-	(4)	(4)	2,841	-	2,841	(2,947)	(110)
Columbia VP Small Cap Value Fund - Class 2	195	(413)	(218)	14	15,342	15,356	(19,929)	(4,791)
Federated Hermes Quality Bond Fund II - Primary Shares	3,277	(1,128)	2,149	(3,351)	1,948	(1,403)	(14,363)	(13,617)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	217	(847)	(630)	6,232	4,163	10,395	(40,256)	(30,491)
Fidelity® VIP Growth Portfolio - Service Class 2	298	(791)	(493)	3,159	6,299	9,458	(34,303)	(25,338)
Fidelity® VIP High Income Portfolio - Service Class 2	2,363	(492)	1,871	(2,199)	-	(2,199)	(6,943)	(7,271)
Fidelity® VIP Index 500 Portfolio - Service Class 2	-	(6)	(6)	3,807	-	3,807	(4,108)	(307)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	97	(380)	(283)	7	2,594	2,601	(10,097)	(7,779)
Fidelity® VIP Real Estate Portfolio - Service Class 2	357	(340)	17	727	1,181	1,908	(14,166)	(12,241)
Franklin Mutual Shares VIP Fund - Class 2	2,151	(1,219)	932	(1,475)	12,992	11,517	(23,831)	(11,382)
Franklin Small Cap Value VIP Fund - Class 2	-	(1)	(1)	287	-	287	(312)	(26)
Franklin U.S. Government Securities VIP Fund - Class 2	2,536	(1,132)	1,404	(5,059)	-	(5,059)	(10,237)	(13,892)
Templeton Global Bond VIP Fund - Class 2	-	(473)	(473)	(4,291)	-	(4,291)	1,696	(3,068)
T. Rowe Price Equity Income Portfolio	75	(44)	31	324	199	523	(583)	(29)
T. Rowe Price Moderate Allocation Portfolio	-	(3)	(3)	464	-	464	(639)	(178)
T. Rowe Price International Stock Portfolio	898	(1,161)	(263)	(2,574)	2,713	139	(22,668)	(22,792)

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net decrease in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
Product A
American Century VP Capital Appreciation Fund	$239,762	$(2,518)	$22,377	$(89,777)	$(69,918)	$5,179	$(11,131)	$(97)	$4,995	$(1,054)	$(70,972)	$168,790
American Century VP Inflation Protection Bond Fund	45,212	1,575	206	(8,145)	(6,364)	-	-	(5)	-	(5)	(6,369)	38,843
American Century VP Mid Cap Value Fund	1,984	16	284	(346)	(46)	-	(89)	(2)	-	(91)	(137)	1,847
American Century VP Ultra® Fund	336,052	(3,272)	45,619	(144,651)	(102,304)	363	(7,825)	(105)	(34,877)	(42,444)	(144,748)	191,304
American Century VP Value Fund	237,038	1,389	37,887	(42,181)	(2,905)	909	(27,002)	(148)	(22,860)	(49,101)	(52,006)	185,032
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	49,134	(362)	5,220	(15,439)	(10,581)	2,250	(13,622)	(56)	(315)	(11,743)	(22,324)	26,810
BNY Mellon VIF Appreciation Portfolio - Initial Shares	1,071,040	(5,873)	212,410	(410,332)	(203,795)	13,111	(166,282)	(700)	(75,160)	(229,031)	(432,826)	638,214
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	598,782	(3,004)	112,421	(202,232)	(92,815)	550	(32,287)	(251)	(3,381)	(35,369)	(128,184)	470,598
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	892,443	(10,555)	146,065	(294,751)	(159,241)	20,807	(35,629)	(300)	(27,710)	(42,832)	(202,073)	690,370
Calvert VP NASDAQ-100 Index Portfolio	476,918	(3,319)	113,296	(235,254)	(125,277)	7,500	(120,978)	(71)	(35,002)	(148,551)	(273,828)	203,090
Calvert VP Russell 2000® Small Cap Index Portfolio	189,384	(842)	18,860	(56,689)	(38,671)	1,090	(22,910)	150	7,493	(14,177)	(52,848)	136,536
Calvert VP S&P MidCap 400 Index Portfolio	116,451	(454)	11,858	(28,091)	(16,687)	493	(2,249)	(115)	(827)	(2,698)	(19,385)	97,066
Federated Hermes Government Money Fund II - Service Shares	283,866	(740)	-	-	(740)	2,547	(32,209)	(227)	(8,955)	(38,844)	(39,584)	244,282
Federated Hermes Managed Volatility Fund II - Primary Shares	930,186	3,682	164,283	(301,699)	(133,734)	13,768	(80,667)	(485)	(4,709)	(72,093)	(205,827)	724,359
Federated Hermes Quality Bond Fund II - Primary Shares	1,265,268	13,894	(1,399)	(146,828)	(134,333)	19,247	(106,551)	(832)	6,421	(81,715)	(216,048)	1,049,220

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net decrease in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
Fidelity® VIP Contrafund® Portfolio - Initial Class	$2,163,655	$(14,811)	$131,969	$(688,899)	$(571,741)	$14,683	$(131,046)	$(560)	$(92,549)	$(209,472)	$(781,213)	$1,382,442
Fidelity® VIP Growth & Income Portfolio - Initial Class	425,641	843	24,038	(46,663)	(21,782)	840	(51,438)	(137)	(12,637)	(63,372)	(85,154)	340,487
Fidelity® VIP Growth Portfolio - Initial Class	740,457	(4,567)	58,225	(238,498)	(184,840)	5,015	(9,920)	(170)	(12,685)	(17,760)	(202,600)	537,857
Fidelity® VIP High Income Portfolio - Service Class 2	494,621	14,120	(19,067)	(57,627)	(62,574)	4,767	(59,234)	(336)	(8,278)	(63,081)	(125,655)	368,966
Fidelity® VIP Index 500 Portfolio - Initial Class	455,606	(237)	42,850	(131,361)	(88,748)	5,402	(37,541)	(95)	(36,946)	(69,180)	(157,928)	297,678
Fidelity® VIP Mid Cap Portfolio - Service Class 2	974,784	(8,332)	74,056	(212,009)	(146,285)	13,124	(145,334)	62	(20,148)	(152,296)	(298,581)	676,203
Fidelity® VIP Overseas Portfolio - Initial Class	362,342	(817)	17,779	(103,866)	(86,904)	7,928	(30,485)	(95)	(1,269)	(23,921)	(110,825)	251,517
Franklin Global Real Estate VIP Fund - Class 2	180,940	1,360	12,224	(59,733)	(46,149)	2,632	(12,124)	(112)	(2,067)	(11,671)	(57,820)	123,120
Franklin Mutual Shares VIP Fund - Class 2	287,202	991	15,155	(40,393)	(24,247)	942	(50,393)	(167)	(15,128)	(64,746)	(88,993)	198,209
Franklin Small Cap Value VIP Fund - Class 2	375,025	(1,255)	53,686	(92,325)	(39,894)	2,095	(34,343)	(236)	(10,602)	(43,086)	(82,980)	292,045
Franklin Small-Mid Cap Growth VIP Fund - Class 2	544,141	(5,529)	95,508	(276,954)	(186,975)	5,101	(41,633)	(179)	29,216	(7,495)	(194,470)	349,671
Franklin U.S. Government Securities VIP Fund - Class 2	567,344	5,180	(15,253)	(50,783)	(60,856)	8,052	(59,904)	(338)	(3,174)	(55,364)	(116,220)	451,124
Templeton Growth VIP Fund - Class 2	124,402	(1,343)	(1,333)	(13,942)	(16,618)	72	(13,482)	(41)	3,559	(9,892)	(26,510)	97,892
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	533,878	(1,964)	72,238	(114,243)	(43,969)	2,101	(97,384)	(305)	(19,187)	(114,775)	(158,744)	375,134
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	276,895	(2,109)	44,709	(97,363)	(54,763)	469	(19,914)	(57)	1,690	(17,812)	(72,575)	204,320
T. Rowe Price All-Cap Opportunities Portfolio	270,921	(3,015)	16,200	(73,200)	(60,015)	650	(18,481)	(187)	156	(17,862)	(77,877)	193,044

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net decrease in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
T. Rowe Price Equity Income Portfolio	$946,166	$4,076	$72,801	$(119,125)	$(42,248)	$3,558	$(46,081)	$(259)	$(21,614)	$(64,396)	$(106,644)	$839,522
T. Rowe Price Mid-Cap Growth Portfolio	442,501	(4,114)	18,588	(110,316)	(95,842)	4,365	(94,435)	30	2,105	(87,935)	(183,777)	258,724
T. Rowe Price Moderate Allocation Portfolio	881,048	997	(3,227)	(170,604)	(172,834)	13,844	(69,006)	(353)	(44,100)	(99,615)	(272,449)	608,599
T. Rowe Price International Stock Portfolio	567,617	(3,166)	3,277	(98,026)	(97,915)	5,799	(45,616)	(265)	26,442	(13,640)	(111,555)	456,062
Product B
Calvert VP NASDAQ-100 Index Portfolio	$11,843	$(6)	$6,317	$(7,122)	$(811)	$-	$(11,324)	$-	$292	$(11,032)	$(11,843)	$-
Calvert VP S&P MidCap 400 Index Portfolio - Class F	93,329	(71)	9,173	(22,141)	(13,039)	382	(7,150)	(514)	(4,369)	(11,651)	(24,690)	68,639
Columbia VP Select Mid Cap Value Fund - Class 1	5,897	(4)	2,841	(2,947)	(110)	-	(5,896)	-	109	(5,787)	(5,897)	-
Columbia VP Small Cap Value Fund - Class 2	50,034	(218)	15,356	(19,929)	(4,791)	200	(3,810)	(288)	(2,637)	(6,535)	(11,326)	38,708
Federated Hermes Quality Bond Fund II - Primary Shares	139,840	2,149	(1,403)	(14,363)	(13,617)	876	(8,769)	(724)	(17,160)	(25,777)	(39,394)	100,446
Fidelity® VIP Contrafund® Portfolio - Service Class 2	122,374	(630)	10,395	(40,256)	(30,491)	437	(15,659)	(576)	(2,122)	(17,920)	(48,411)	73,963
Fidelity® VIP Growth Portfolio - Service Class 2	105,010	(493)	9,458	(34,303)	(25,338)	419	(7,583)	(534)	(3,360)	(11,058)	(36,396)	68,614
Fidelity® VIP High Income Portfolio - Service Class 2	61,576	1,871	(2,199)	(6,943)	(7,271)	310	(4,096)	(335)	(6,398)	(10,519)	(17,790)	43,786
Fidelity® VIP Index 500 Portfolio - Service Class 2	7,776	(6)	3,807	(4,108)	(307)	-	(7,610)	-	141	(7,469)	(7,776)	-
Fidelity® VIP Mid Cap Portfolio - Service Class 2	54,308	(283)	2,601	(10,097)	(7,779)	219	(9,266)	(248)	(2,788)	(12,083)	(19,862)	34,446
Fidelity® VIP Real Estate Portfolio - Service Class 2	52,343	17	1,908	(14,166)	(12,241)	182	(7,722)	(226)	(4,127)	(11,893)	(24,134)	28,209

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net decrease in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
Franklin Mutual Shares VIP Fund - Class 2	$153,897	$932	$11,517	$(23,831)	$(11,382)	$637	$(16,460)	$(848)	$(13,638)	$(30,309)	$(41,691)	$112,206
Franklin Small Cap Value VIP Fund - Class 2	5,821	(1)	287	(312)	(26)	-	(5,925)	-	130	(5,795)	(5,821)	-
Franklin U.S. Government Securities VIP Fund - Class 2	139,599	1,404	(5,059)	(10,237)	(13,892)	876	(8,715)	(727)	(17,471)	(26,037)	(39,929)	99,670
Templeton Global Bond VIP Fund - Class 2	57,391	(473)	(4,291)	1,696	(3,068)	310	(4,111)	(327)	(6,678)	(10,806)	(13,874)	43,517
T. Rowe Price Equity Income Portfolio	10,025	31	523	(583)	(29)	-	(5,780)	(18)	(356)	(6,154)	(6,183)	3,842
T. Rowe Price Moderate Allocation Portfolio	5,234	(3)	464	(639)	(178)	-	(5,128)	-	72	(5,056)	(5,234)	-
T. Rowe Price International Stock Portfolio	140,030	(263)	139	(22,668)	(22,792)	619	(11,419)	(798)	5,557	(6,041)	(28,833)	111,197

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Product A
American Century VP Capital Appreciation Fund	$223,849	$(3,284)	$29,632	$(4,946)	$21,402	$1,650	$(917)	$(111)	$(6,111)	$(5,489)	$15,913	$239,762
American Century VP Inflation Protection Bond Fund	43,185	871	46	1,291	2,208	-	-	(4)	(177)	(181)	2,027	45,212
American Century VP Mid Cap Value Fund	8,055	(14)	1,252	(615)	623	-	(6,692)	(2)	-	(6,694)	(6,071)	1,984
American Century VP Ultra® Fund	318,635	(4,364)	46,440	16,271	58,347	150	(8,795)	(116)	(32,169)	(40,930)	17,417	336,052
American Century VP Value Fund	258,062	829	44,794	9,980	55,603	1,539	(12,689)	(149)	(65,328)	(76,627)	(21,024)	237,038
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	40,704	(355)	1,956	8,269	9,870	10	(802)	(55)	(593)	(1,440)	8,430	49,134
BNY Mellon VIF Appreciation Portfolio - Initial Shares	911,184	(9,375)	95,362	137,031	223,018	15,402	(24,735)	(717)	(53,112)	(63,162)	159,856	1,071,040
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	496,040	(5,102)	45,689	76,639	117,226	590	(10,429)	(254)	(4,391)	(14,484)	102,742	598,782
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	805,557	(11,322)	15,809	114,171	118,658	21,757	(11,984)	(339)	(41,206)	(31,772)	86,886	892,443
Calvert VP NASDAQ-100 Index Portfolio	411,132	(4,804)	50,697	49,889	95,782	160	(8,835)	(84)	(21,237)	(29,996)	65,786	476,918
Calvert VP Russell 2000® Small Cap Index Portfolio	190,277	(1,289)	19,469	6,687	24,867	1,390	(13,372)	167	(13,945)	(25,760)	(893)	189,384
Calvert VP S&P MidCap 400 Index Portfolio	108,564	(453)	12,626	8,457	20,630	322	-	(121)	(12,944)	(12,743)	7,887	116,451
Federated Hermes Government Money Fund II - Service Shares	268,091	(3,867)	-	-	(3,867)	8,602	(7,468)	(234)	18,742	19,642	15,775	283,866
Federated Hermes Managed Volatility Fund II - Primary Shares	802,002	3,346	(38)	133,117	136,425	16,880	(40,869)	(482)	16,230	(8,241)	128,184	930,186
Federated Hermes Quality Bond Fund II - Primary Shares	1,198,011	12,386	9,786	(56,033)	(33,861)	26,429	(39,882)	(813)	115,384	101,118	67,257	1,265,268

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Fidelity® VIP Contrafund® Portfolio - Initial Class	$1,814,179	$(26,088)	$318,537	$161,610	$454,059	$11,289	$(47,349)	$(587)	$(67,936)	$(104,583)	$349,476	$2,163,655
Fidelity® VIP Growth & Income Portfolio - Initial Class	363,867	4,158	24,807	56,393	85,358	840	(3,914)	(129)	(20,381)	(23,584)	61,774	425,641
Fidelity® VIP Growth Portfolio - Initial Class	708,153	(10,442)	214,060	(59,107)	144,511	7,038	(24,314)	(184)	(94,747)	(112,207)	32,304	740,457
Fidelity® VIP High Income Portfolio - Service Class 2	464,006	18,806	(5,457)	495	13,844	4,928	(42,843)	(342)	55,028	16,771	30,615	494,621
Fidelity® VIP Index 500 Portfolio - Initial Class	390,881	(644)	30,371	70,027	99,754	2,835	(18,651)	(72)	(19,141)	(35,029)	64,725	455,606
Fidelity® VIP Mid Cap Portfolio - Service Class 2	893,708	(9,764)	182,736	24,838	197,810	7,106	(31,061)	66	(92,845)	(116,734)	81,076	974,784
Fidelity® VIP Overseas Portfolio - Initial Class	314,615	(2,899)	34,050	24,189	55,340	3,751	(2,620)	(102)	(8,642)	(7,613)	47,727	362,342
Franklin Global Real Estate VIP Fund - Class 2	145,928	(830)	4,479	33,056	36,705	134	(3,673)	(106)	1,952	(1,693)	35,012	180,940
Franklin Mutual Shares VIP Fund - Class 2	290,971	3,915	(6,395)	51,792	49,312	1,637	(23,707)	(175)	(30,836)	(53,081)	(3,769)	287,202
Franklin Small Cap Value VIP Fund - Class 2	326,362	(1,477)	7,142	71,810	77,475	3,500	(6,357)	(263)	(25,692)	(28,812)	48,663	375,025
Franklin Small-Mid Cap Growth VIP Fund - Class 2	581,486	(7,996)	100,857	(43,984)	48,877	6,689	(29,205)	(224)	(63,482)	(86,222)	(37,345)	544,141
Franklin U.S. Government Securities VIP Fund - Class 2	499,494	6,535	(3,919)	(19,922)	(17,306)	13,165	(26,547)	(303)	98,841	85,156	67,850	567,344
Templeton Growth VIP Fund - Class 2	124,108	(361)	6	4,434	4,079	288	(4,952)	(49)	928	(3,785)	294	124,402
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	464,914	(2,595)	42,074	89,357	128,836	6,511	(18,008)	(345)	(48,030)	(59,872)	68,964	533,878
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	243,750	(2,340)	9,925	38,565	46,150	3,988	(3,326)	(60)	(13,607)	(13,005)	33,145	276,895
T. Rowe Price All-Cap Opportunities Portfolio	239,381	(3,574)	57,588	(9,855)	44,159	650	(4,714)	(203)	(8,352)	(12,619)	31,540	270,921

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
T. Rowe Price Equity Income Portfolio	$780,397	$1,630	$82,880	$100,226	$184,736	$20,831	$(6,540)	$(253)	$(33,005)	$(18,967)	$165,769	$946,166
T. Rowe Price Mid-Cap Growth Portfolio	389,254	(5,859)	47,834	10,012	51,987	8,254	(4,517)	63	(2,540)	1,260	53,247	442,501
T. Rowe Price Moderate Allocation Portfolio	850,638	(3,544)	96,741	(23,385)	69,812	8,294	(17,030)	(356)	(30,310)	(39,402)	30,410	881,048
T. Rowe Price International Stock Portfolio	627,408	(5,008)	53,207	(46,164)	2,035	4,201	(24,439)	(310)	(41,278)	(61,826)	(59,791)	567,617
Product B
Calvert VP NASDAQ-100 Index Portfolio	$9,470	$(75)	$691	$1,807	$2,423	$-	$-	$(50)	$-	$(50)	$2,373	$11,843
Calvert VP S&P MidCap 400 Index Portfolio - Class F	90,412	(175)	6,940	13,266	20,031	1,600	-	(772)	(17,942)	(17,114)	2,917	93,329
Columbia VP Select Mid Cap Value Fund - Class 1	4,521	(53)	36	1,418	1,401	-	-	(25)	-	(25)	1,376	5,897
Columbia VP Small Cap Value Fund - Class 2	53,298	(281)	2,779	12,120	14,618	839	-	(442)	(18,279)	(17,882)	(3,264)	50,034
Federated Hermes Quality Bond Fund II - Primary Shares	114,533	1,570	1,030	(5,597)	(2,997)	3,624	-	(1,002)	25,682	28,304	25,307	139,840
Fidelity® VIP Contrafund® Portfolio - Service Class 2	100,646	(1,089)	18,485	9,000	26,396	1,828	-	(899)	(5,597)	(4,668)	21,728	122,374
Fidelity® VIP Growth Portfolio - Service Class 2	94,127	(1,000)	26,866	(6,225)	19,641	1,750	-	(815)	(9,693)	(8,758)	10,883	105,010
Fidelity® VIP High Income Portfolio - Service Class 2	51,202	2,567	(148)	(554)	1,865	1,288	-	(466)	7,687	8,509	10,374	61,576
Fidelity® VIP Index 500 Portfolio - Service Class 2	6,117	4	123	1,565	1,692	-	-	(33)	-	(33)	1,659	7,776
Fidelity® VIP Mid Cap Portfolio - Service Class 2	52,355	(345)	11,521	792	11,968	911	-	(406)	(10,520)	(10,015)	1,953	54,308
Fidelity® VIP Real Estate Portfolio - Service Class 2	38,711	(22)	394	14,192	14,564	761	-	(357)	(1,336)	(932)	13,632	52,343

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Franklin Mutual Shares VIP Fund - Class 2	$140,554	$2,835	$(2,301)	$24,499	$25,033	$2,667	$-	$(1,246)	$(13,111)	$(11,690)	$13,343	$153,897
Franklin Small Cap Value VIP Fund - Class 2	4,713	-	136	999	1,135	-	-	(27)	-	(27)	1,108	5,821
Franklin U.S. Government Securities VIP Fund - Class 2	109,294	2,138	(197)	(5,543)	(3,602)	3,624	-	(992)	31,275	33,907	30,305	139,599
Templeton Global Bond VIP Fund - Class 2	45,614	(535)	(322)	(2,413)	(3,270)	1,288	-	(439)	14,198	15,047	11,777	57,391
T. Rowe Price Equity Income Portfolio	8,356	54	715	1,251	2,020	-	-	(50)	(301)	(351)	1,669	10,025
T. Rowe Price Moderate Allocation Portfolio	4,827	-	500	(68)	432	-	-	(25)	-	(25)	407	5,234
T. Rowe Price International Stock Portfolio	139,040	(576)	10,796	(9,645)	575	2,589	-	(1,180)	(994)	415	990	140,030

See accompanying notes.

EquiTrust Life Annuity Account

Notes to Financial Statements

December 31, 2022

1. Organization and Significant Accounting Policies

Organization

EquiTrust Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for individual flexible premium deferred variable annuity contracts (Product A) and variable annuity contracts (Product B) issued by the Company. The Company discontinued sales of all new variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following fifty investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund	Product
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	A
American Century VP Inflation Protection Bond Fund	A
American Century VP Mid Cap Value Fund	A
American Century VP Ultra® Fund	A
American Century VP Value Fund	A
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares	A
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio - Initial Shares	A
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	A
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	A
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio - Class F (1)	B
Calvert VP NASDAQ-100 Index Portfolio	A & B
Calvert VP Russell 2000® Small Cap Index Portfolio	A
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F (1)	B
Calvert VP S&P MidCap 400 Index Portfolio	A
Calvert VP S&P MidCap 400 Index Portfolio - Class F	B
Columbia Variable Products, Inc.
Columbia VP Overseas Core Fund - Class 1 (1)	B
Columbia VP Select Mid Cap Value Fund - Class 1	B
Columbia VP Small Cap Value Fund - Class 2	B
Columbia VP Small Company Growth Fund - Class 2 (1)	B

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

Subaccount / Fund	Product
Deutsche DWS Variable Series I
DWS Global Small Cap VIP - Class A (1)	B
Deutsche DWS Variable Series II
DWS International Growth VIP - Class A (1)	B
Federated Hermes Insurance Series
Federated Hermes Government Money Fund II - Service Shares (1)	A & B
Federated Hermes Managed Volatility Fund II - Primary Shares (1)	A & B
Federated Hermes Quality Bond Fund II - Primary Shares	A & B
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Initial Class	A
Fidelity® VIP Contrafund® Portfolio - Service Class 2	B
Fidelity® VIP Growth & Income Portfolio - Initial Class	A
Fidelity® VIP Growth Portfolio - Initial Class	A
Fidelity® VIP Growth Portfolio - Service Class 2	B
Fidelity® VIP High Income Portfolio - Service Class 2	A & B
Fidelity® VIP Index 500 Portfolio - Initial Class	A
Fidelity® VIP Index 500 Portfolio - Service Class 2	B
Fidelity® VIP Mid Cap Portfolio - Service Class 2	A & B
Fidelity® VIP Overseas Portfolio - Initial Class	A
Fidelity® VIP Real Estate Portfolio - Service Class 2	B
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2	A
Franklin Mutual Shares VIP Fund - Class 2	A & B
Franklin Small Cap Value VIP Fund - Class 2	A & B
Franklin Small-Mid Cap Growth VIP Fund - Class 2	A
Franklin U.S. Government Securities VIP Fund - Class 2	A & B
Templeton Global Bond VIP Fund - Class 2	B
Templeton Growth VIP Fund - Class 2	A
J.P. Morgan Insurance Trust
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	A
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	A
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2 (1)	B
T. Rowe Price Equity Series, Inc.
T. Rowe Price All-Cap Opportunities Portfolio (1)	A & B
T. Rowe Price Equity Income Portfolio	A & B
T. Rowe Price Mid-Cap Growth Portfolio	A
T. Rowe Price Moderate Allocation Portfolio	A & B
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	A & B

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

(1)	Product B subaccount was inactive during 2022 and 2021; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2022, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% on Product A, and 1.00% on Product B of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an administrative charge of $45 annually on Product A or $4 monthly on Product B to reimburse it for administrative expenses related to the contract. Product B is also assessed an asset-based administrative charge of 0.04% monthly of the variable accumulated value for the first eight contract years and thereafter, 0.02% monthly. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: A transfer charge of $25 for Product A or $ 10 for Product B may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2022:

Subaccount	Cost of Purchases	Proceeds from Sales

Product A:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$35,754	$13,493
American Century VP Inflation Protection Bond Fund	2,370	580
American Century VP Mid Cap Value Fund	297	117
American Century VP Ultra® Fund	27,672	46,507
American Century VP Value Fund	23,049	52,725
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	5,251	14,483
BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	263,802	257,725
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	104,709	43,027
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	182,081	80,136
Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	20,883	161,076
Calvert VP Russell 2000® Small Cap Index Portfolio	25,466	25,309
Calvert VP S&P MidCap 400 Index Portfolio	12,009	4,508
Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	6,310	45,894
Federated Hermes Managed Volatility Fund II - Primary Shares	212,945	100,473
Federated Hermes Quality Bond Fund II - Primary Shares	75,952	126,023
Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	95,230	244,262
Fidelity® VIP Growth & Income Portfolio - Initial Class	13,192	68,745
Fidelity® VIP Growth Portfolio - Initial Class	55,503	33,271
Fidelity® VIP High Income Portfolio - Service Class 2	24,603	73,564
Fidelity® VIP Index 500 Portfolio - Initial Class	11,476	77,909
Fidelity® VIP Mid Cap Portfolio - Service Class 2	66,336	176,047
Fidelity® VIP Overseas Portfolio - Initial Class	18,292	40,545
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	17,544	17,947
Franklin Mutual Shares VIP Fund - Class 2	30,655	68,709
Franklin Small Cap Value VIP Fund - Class 2	64,460	50,797
Franklin Small-Mid Cap Growth VIP Fund - Class 2	139,109	46,734
Franklin U.S. Government Securities VIP Fund - Class 2	22,229	72,413
Templeton Growth VIP Fund - Class 2	3,782	15,017

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	$63,373	$121,408
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	48,755	22,978

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	11,703	21,845
T. Rowe Price Equity Income Portfolio	65,414	82,334
T. Rowe Price Mid-Cap Growth Portfolio	19,087	103,063
T. Rowe Price Moderate Allocation Portfolio	42,526	128,691

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	59,502	65,158

Product B:
Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	$-	$11,038
Calvert VP S&P MidCap 400 Index Portfolio - Class F	9,713	13,816

Columbia Variable Products, Inc.:
Columbia VP Select Mid Cap Value Fund - Class 1	-	5,791
Columbia VP Small Cap Value Fund - Class 2	16,305	7,716

Federated Hermes Insurance Series:
Federated Hermes Quality Bond Fund II - Primary Shares	6,896	28,576

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	8,150	22,537
Fidelity® VIP Growth Portfolio - Service Class 2	9,685	14,937
Fidelity® VIP High Income Portfolio - Service Class 2	3,066	11,714
Fidelity® VIP Index 500 Portfolio - Service Class 2	-	7,475
Fidelity® VIP Mid Cap Portfolio - Service Class 2	3,454	13,226
Fidelity® VIP Real Estate Portfolio - Service Class 2	3,295	13,990

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	16,709	33,094
Franklin Small Cap Value VIP Fund - Class 2	-	5,796
Franklin U.S. Government Securities VIP Fund - Class 2	4,114	28,747
Templeton Global Bond VIP Fund - Class 2	713	11,992

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	273	6,197
T. Rowe Price Moderate Allocation Portfolio	-	5,059

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	17,997	21,588

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2022 and 2021:

	Period Ended December 31,
	2022			2021
Subaccount	Purchased	Redeemed	Net Decrease	Purchased	Redeemed	Net Increase (Decrease)

Product A:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	262	295	(33)	34	144	(110)
American Century VP Inflation Protection Bond Fund	-	1	(1)	1	13	(12)
American Century VP Mid Cap Value Fund	-	3	(3)	-	250	(250)
American Century VP Ultra® Fund	24	820	(796)	7	832	(825)
American Century VP Value Fund	37	2,237	(2,200)	263	3,746	(3,483)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	79	445	(366)	1	46	(45)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	492	6,732	(6,240)	397	1,980	(1,583)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	20	863	(843)	15	359	(344)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	843	2,312	(1,469)	630	1,540	(910)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	129	2,117	(1,988)	101	536	(435)
Calvert VP Russell 2000® Small Cap Index Portfolio	231	567	(336)	266	830	(564)
Calvert VP S&P MidCap 400 Index Portfolio	10	59	(49)	403	688	(285)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	428	4,789	(4,361)	4,089	1,912	2,177
Federated Hermes Managed Volatility Fund II - Primary Shares	1,116	5,201	(4,085)	2,899	3,271	(372)
Federated Hermes Quality Bond Fund II - Primary Shares	2,699	10,250	(7,551)	15,858	7,681	8,177

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	292	4,309	(4,017)	594	2,492	(1,898)
Fidelity® VIP Growth & Income Portfolio - Initial Class	20	1,613	(1,593)	21	693	(672)
Fidelity® VIP Growth Portfolio - Initial Class	153	469	(316)	276	2,324	(2,048)
Fidelity® VIP High Income Portfolio - Service Class 2	211	2,815	(2,604)	2,441	1,804	637
Fidelity® VIP Index 500 Portfolio - Initial Class	107	1,848	(1,741)	64	869	(805)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	260	2,946	(2,686)	552	2,619	(2,067)
Fidelity® VIP Overseas Portfolio - Initial Class	585	1,415	(830)	207	512	(305)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2022			2021
Subaccount	Purchased	Redeemed	Net Decrease	Purchased	Redeemed	Net Increase (Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	228	757	(529)	261	328	(67)
Franklin Mutual Shares VIP Fund - Class 2	36	2,688	(2,652)	389	2,461	(2,072)
Franklin Small Cap Value VIP Fund - Class 2	84	966	(882)	236	785	(549)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	982	1,177	(195)	136	1,932	(1,796)
Franklin U.S. Government Securities VIP Fund - Class 2	848	5,206	(4,358)	9,486	3,452	6,034
Templeton Growth VIP Fund - Class 2	189	789	(600)	142	336	(194)

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	19	2,101	(2,082)	184	1,257	(1,073)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	58	502	(444)	587	917	(330)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	18	339	(321)	10	223	(213)
T. Rowe Price Equity Income Portfolio	161	1,724	(1,563)	578	1,057	(479)
T. Rowe Price Mid-Cap Growth Portfolio	144	1,194	(1,050)	95	79	16
T. Rowe Price Moderate Allocation Portfolio	600	3,803	(3,203)	770	1,847	(1,077)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	2,586	3,478	(892)	1,618	4,505	(2,887)

Product B:
Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	-	134	(134)	1	1	-
Calvert VP S&P MidCap 400 Index Portfolio - Class F	101	897	(796)	195	1,272	(1,077)

Columbia Variable Products, Inc.:
Columbia VP Select Mid Cap Value Fund - Class 1	-	184	(184)	-	1	(1)
Columbia VP Small Cap Value Fund - Class 2	18	167	(149)	52	428	(376)

Federated Hermes Insurance Series:
Federated Hermes Quality Bond Fund II - Primary Shares	143	2,335	(2,192)	2,277	84	2,193

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	113	611	(498)	98	211	(113)
Fidelity® VIP Growth Portfolio - Service Class 2	122	536	(414)	82	385	(303)
Fidelity® VIP High Income Portfolio - Service Class 2	55	848	(793)	644	44	600
Fidelity® VIP Index 500 Portfolio - Service Class 2	-	111	(111)	1	1	-
Fidelity® VIP Mid Cap Portfolio - Service Class 2	28	447	(419)	47	380	(333)
Fidelity® VIP Real Estate Portfolio - Service Class 2	86	537	(451)	74	102	(28)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2022			2021
Subaccount	Purchased	Redeemed	Net Decrease	Purchased	Redeemed	Net Increase (Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	56	1,051	(995)	158	535	(377)
Franklin Small Cap Value VIP Fund - Class 2	-	182	(182)	-	1	(1)
Franklin U.S. Government Securities VIP Fund - Class 2	144	2,473	(2,329)	2,845	75	2,770
Templeton Global Bond VIP Fund - Class 2	58	901	(843)	1,124	29	1,095

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	-	207	(207)	-	13	(13)
T. Rowe Price Moderate Allocation Portfolio	-	149	(149)	-	1	(1)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	823	1,142	(319)	329	303	26

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2022, 2021, 2020, 2019 and 2018, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Product A:
American Century VP Capital Appreciation Fund:
2022	4,687	$36.02	$168,790	-%	1.40%	(29.09)%
2021	4,720	50.80	239,762	-	1.40	9.62
2020	4,830	46.34	223,849	-	1.40	40.47
2019	5,482	32.99	180,832	-	1.40	33.73
2018	5,592	24.67	137,970	-	1.40	(6.52)
American Century VP Inflation Protection Bond Fund:
2022	2,961	13.12	38,843	5.19	1.40	(14.08)
2021	2,962	15.27	45,212	3.38	1.40	5.17
2020	2,974	14.52	43,185	1.61	1.40	8.28
2019	2,975	13.41	39,886	2.56	1.40	7.71
2018	2,979	12.45	37,101	3.55	1.40	(3.94)
American Century VP Mid Cap Value Fund:
2022	61	30.41	1,847	2.26	1.40	(2.50)
2021	64	31.19	1,984	0.85	1.40	21.50
2020	314	25.67	8,055	1.89	1.40	(0.19)
2019	291	25.72	7,485	2.05	1.40	27.39
2018	329	20.19	6,643	1.41	1.40	(14.05)
American Century VP Ultra® Fund:
2022	4,644	41.20	191,304	-	1.40	(33.30)
2021	5,440	61.77	336,052	-	1.40	21.45
2020	6,265	50.86	318,635	-	1.40	47.81
2019	7,603	34.41	261,634	-	1.40	32.70
2018	8,003	25.93	207,487	0.25	1.40	(0.61)
American Century VP Value Fund:
2022	8,141	22.73	185,032	2.05	1.40	(0.83)
2021	10,341	22.92	237,038	1.71	1.40	22.76
2020	13,824	18.67	258,062	2.41	1.40	(0.43)
2019	12,550	18.75	235,274	2.12	1.40	25.33
2018	12,918	14.96	193,299	1.67	1.40	(10.42)
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2022	938	28.59	26,810	0.34	1.40	(24.12)
2021	1,304	37.68	49,134	0.60	1.40	24.93
2020	1,349	30.16	40,704	0.86	1.40	22.11
2019	1,575	24.70	38,893	1.26	1.40	32.23
2018	1,626	18.68	30,384	1.52	1.40	(5.99)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2022	17,523	$36.42	$638,214	0.64%	1.40%	(19.19)%
2021	23,763	45.07	1,071,040	0.44	1.40	25.37
2020	25,346	35.95	911,184	0.79	1.40	21.99
2019	27,860	29.47	821,095	1.19	1.40	34.20
2018	35,322	21.96	775,582	1.26	1.40	(8.16)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2022	12,227	38.49	470,598	0.79	1.40	(16.00)
2021	13,070	45.82	598,782	0.47	1.40	23.90
2020	13,414	36.98	496,040	0.77	1.40	22.90
2019	15,896	30.09	478,259	1.05	1.40	27.34
2018	11,813	23.63	279,107	0.80	1.40	(6.01)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2022	23,327	29.60	690,370	-	1.40	(17.75)
2021	24,796	35.99	892,443	0.11	1.40	14.87
2020	25,706	31.33	805,557	0.69	1.40	18.23
2019	31,400	26.50	832,234	-	1.40	20.07
2018	35,288	22.07	778,723	-	1.40	(20.21)
Calvert VP NASDAQ-100 Index Portfolio:
2022	3,551	57.20	203,090	0.17	1.40	(33.57)
2021	5,539	86.10	476,918	0.28	1.40	25.11
2020	5,974	68.82	411,132	0.44	1.40	46.18
2019	7,026	47.08	330,741	0.52	1.40	36.86
2018	7,075	34.40	243,335	0.55	1.40	(1.83)
Calvert VP Russell 2000® Small Cap Index Portfolio:
2022	3,852	35.45	136,536	0.82	1.40	(21.61)
2021	4,188	45.22	189,384	0.74	1.40	12.94
2020	4,752	40.04	190,277	1.09	1.40	18.01
2019	5,068	33.93	171,970	0.94	1.40	23.34
2018	5,670	27.51	155,979	1.08	1.40	(12.47)
Calvert VP S&P MidCap 400 Index Portfolio:
2022	1,930	50.30	97,066	0.94	1.40	(14.53)
2021	1,979	58.85	116,451	0.93	1.40	22.71
2020	2,264	47.96	108,564	1.01	1.40	11.77
2019	3,214	42.91	137,944	1.14	1.40	24.09
2018	3,469	34.58	119,967	0.95	1.40	(12.57)
Federated Hermes Government Money Fund II - Service Shares:
2022	27,379	8.92	244,282	1.10	1.40	(0.22)
2021	31,740	8.94	283,866	-	1.40	(1.43)
2020	29,563	9.07	268,091	0.10	1.40	(1.20)
2019	11,709	9.18	107,453	1.63	1.40	0.22
2018	11,633	9.16	106,504	1.24	1.40	(0.11)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Federated Hermes Managed Volatility Fund II - Primary Shares:
2022	44,290	$16.36	$724,359	1.86%	1.40%	(14.92)%
2021	48,375	19.23	930,186	1.77	1.40	16.90
2020	48,747	16.45	802,002	2.73	1.40	(0.48)
2019	54,525	16.53	901,253	2.19	1.40	18.58
2018	61,716	13.94	860,346	1.90	1.40	(9.72)
Federated Hermes Quality Bond Fund II - Primary Shares:
2022	95,618	10.97	1,049,220	2.59	1.40	(10.52)
2021	103,169	12.26	1,265,268	2.38	1.40	(2.78)
2020	94,992	12.61	1,198,011	2.87	1.40	6.59
2019	106,973	11.83	1,265,322	2.96	1.40	7.94
2018	115,373	10.96	1,264,360	3.13	1.40	(1.97)
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2022	29,240	47.28	1,382,442	0.48	1.40	(27.33)
2021	33,257	65.06	2,163,655	0.06	1.40	26.09
2020	35,155	51.60	1,814,179	0.25	1.40	28.74
2019	37,088	40.08	1,486,426	0.46	1.40	29.79
2018	36,774	30.88	1,135,755	0.69	1.40	(7.68)
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2022	9,269	36.73	340,487	1.63	1.40	(6.28)
2021	10,862	39.19	425,641	2.42	1.40	24.22
2020	11,534	31.55	363,867	2.10	1.40	6.37
2019	14,134	29.66	419,258	3.42	1.40	28.23
2018	14,119	23.13	326,516	0.36	1.40	(10.24)
Fidelity® VIP Growth Portfolio - Initial Class:
2022	12,314	43.68	537,857	0.62	1.40	(25.50)
2021	12,630	58.63	740,457	-	1.40	21.54
2020	14,678	48.24	708,153	0.08	1.40	41.88
2019	17,963	34.00	610,720	0.26	1.40	32.45
2018	19,747	25.67	506,839	0.23	1.40	(1.53)
Fidelity® VIP High Income Portfolio - Service Class 2:
2022	15,524	23.77	368,966	4.71	1.40	(12.87)
2021	18,128	27.28	494,621	5.20	1.40	2.83
2020	17,491	26.53	464,006	5.01	1.40	1.03
2019	18,592	26.26	488,316	5.00	1.40	13.19
2018	20,334	23.20	471,837	5.36	1.40	(5.00)
Fidelity® VIP Index 500 Portfolio - Initial Class:
2022	7,424	40.10	297,678	1.32	1.40	(19.33)
2021	9,165	49.71	455,606	1.24	1.40	26.81
2020	9,970	39.20	390,881	1.78	1.40	16.60
2019	9,699	33.62	326,114	1.93	1.40	29.51
2018	12,458	25.96	323,350	1.83	1.40	(5.81)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2022	12,859	$52.59	$676,203	0.26%	1.40%	(16.14)%
2021	15,545	62.71	974,784	0.35	1.40	23.59
2020	17,612	50.74	893,708	0.39	1.40	16.22
2019	20,341	43.66	888,010	0.64	1.40	21.48
2018	22,505	35.94	808,803	0.39	1.40	(15.97)
Fidelity® VIP Overseas Portfolio - Initial Class:
2022	11,394	22.08	251,517	1.07	1.40	(25.51)
2021	12,224	29.64	362,342	0.53	1.40	18.04
2020	12,529	25.11	314,615	0.42	1.40	14.03
2019	15,534	22.02	342,106	1.69	1.40	25.97
2018	16,498	17.48	288,346	1.58	1.40	(16.00)
Franklin Global Real Estate VIP Fund - Class 2:
2022	7,377	16.69	123,120	2.35	1.40	(27.09)
2021	7,906	22.89	180,940	0.89	1.40	25.08
2020	7,973	18.30	145,928	3.42	1.40	(6.73)
2019	7,775	19.62	152,523	2.83	1.40	20.74
2018	10,765	16.25	174,972	2.69	1.40	(8.09)
Franklin Mutual Shares VIP Fund - Class 2:
2022	8,215	24.13	198,209	1.81	1.40	(8.70)
2021	10,867	26.43	287,202	2.67	1.40	17.52
2020	12,939	22.49	290,971	2.98	1.40	(6.37)
2019	11,876	24.02	285,200	1.86	1.40	20.89
2018	12,785	19.87	254,002	2.44	1.40	(10.33)
Franklin Small Cap Value VIP Fund - Class 2:
2022	6,350	45.99	292,045	0.99	1.40	(11.32)
2021	7,232	51.86	375,025	0.99	1.40	23.65
2020	7,781	41.94	326,362	1.59	1.40	3.73
2019	9,425	40.43	381,070	1.07	1.40	24.59
2018	9,899	32.45	321,188	0.89	1.40	(14.09)
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2022	11,074	31.58	349,671	-	1.40	(34.60)
2021	11,269	48.29	544,141	-	1.40	8.49
2020	13,065	44.51	581,486	-	1.40	52.96
2019	15,991	29.10	465,323	-	1.40	29.62
2018	23,522	22.45	527,992	-	1.40	(6.69)
Franklin U.S. Government Securities VIP Fund - Class 2:
2022	36,519	12.35	451,124	2.41	1.40	(11.02)
2021	40,877	13.88	567,344	2.59	1.40	(3.21)
2020	34,843	14.34	499,494	3.45	1.40	2.43
2019	38,774	14.00	542,846	3.03	1.40	3.78
2018	46,762	13.49	630,840	2.82	1.40	(1.03)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Templeton Growth VIP Fund - Class 2:
2022	5,495	$17.81	$97,892	0.16%	1.40%	(12.74)%
2021	6,095	20.41	124,402	1.10	1.40	3.45
2020	6,289	19.73	124,108	2.96	1.40	4.34
2019	6,556	18.91	124,000	2.80	1.40	13.57
2018	7,036	16.65	117,178	1.98	1.40	(16.08)
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2022	7,205	52.07	375,134	0.92	1.40	(9.41)
2021	9,287	57.48	533,878	0.89	1.40	28.10
2020	10,360	44.87	464,914	1.44	1.40	(1.04)
2019	11,606	45.34	526,203	1.54	1.40	25.01
2018	14,942	36.27	541,897	0.99	1.40	(13.06)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2022	5,697	35.86	204,320	0.44	1.40	(20.47)
2021	6,141	45.09	276,895	0.49	1.40	19.70
2020	6,471	37.67	243,750	1.22	1.40	12.11
2019	10,200	33.60	342,691	0.36	1.40	22.90
2018	16,252	27.34	444,383	0.38	1.40	(13.18)
T. Rowe Price All-Cap Opportunities Portfolio:
2022	3,719	51.91	193,044	-	1.40	(22.59)
2021	4,040	67.06	270,921	-	1.40	19.13
2020	4,253	56.29	239,381	-	1.40	42.40
2019	6,905	39.53	272,993	0.35	1.40	33.05
2018	8,657	29.71	257,181	0.16	1.40	(0.24)
T. Rowe Price Equity Income Portfolio:
2022	21,009	39.96	839,522	1.86	1.40	(4.68)
2021	22,572	41.92	946,166	1.57	1.40	23.84
2020	23,051	33.85	780,397	2.36	1.40	(0.24)
2019	23,102	33.93	783,825	2.32	1.40	24.65
2018	24,361	27.22	663,055	2.01	1.40	(10.75)
T. Rowe Price Mid-Cap Growth Portfolio:
2022	3,435	75.32	258,724	-	1.40	(23.65)
2021	4,485	98.65	442,501	-	1.40	13.26
2020	4,469	87.10	389,254	-	1.40	22.09
2019	6,162	71.34	439,594	0.10	1.40	29.47
2018	10,249	55.10	564,682	-	1.40	(3.38)
T. Rowe Price Moderate Allocation Portfolio:
2022	19,267	31.59	608,599	1.53	1.40	(19.43)
2021	22,470	39.21	881,048	0.98	1.40	8.55
2020	23,547	36.12	850,638	1.38	1.40	12.95
2019	24,797	31.98	793,031	1.95	1.40	18.14
2018	27,132	27.07	734,412	1.77	1.40	(6.40)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

T. Rowe Price International Stock Portfolio:
2022	26,741	$17.05	$456,062	0.75%	1.40%	(16.99)%
2021	27,633	20.54	567,617	0.57	1.40	(0.10)
2020	30,520	20.56	627,408	0.59	1.40	12.90
2019	29,546	18.21	538,150	2.36	1.40	26.02
2018	33,971	14.45	491,016	1.34	1.40	(15.45)

Product B:
Calvert VP NASDAQ-100 Index Portfolio:
2022	-	$-	$-	-%	1.00%	(6.85)%
2021	134	88.61	11,843	0.28	1.00	25.67
2020	134	70.51	9,470	0.47	1.00	46.77
2019	135	48.04	6,489	0.52	1.00	37.41
2018	136	34.96	4,750	0.55	1.00	(1.44)
Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2022	4,842	14.18	68,639	0.90	1.00	(14.32)
2021	5,638	16.55	93,329	0.81	1.00	22.96
2020	6,715	13.46	90,412	1.30	1.00	11.89
2019	7,356	12.03	88,461	1.16	1.00	24.41
2018	7,453	9.67	72,094	1.14	1.00	(12.49)
Columbia VP Select Mid Cap Value Fund - Class 1:
2022	-	-	-	-	1.00	(1.84)
2021	184	32.02	5,897	-	1.00	31.07
2020	185	24.43	4,521	-	1.00	6.40
2019	186	22.96	4,273	-	1.00	30.31
2018	187	17.62	3,299	-	1.00	(14.17)
Columbia VP Small Cap Value Fund - Class 2:
2022	902	42.93	38,708	0.47	1.00	(9.87)
2021	1,051	47.63	50,034	0.47	1.00	27.52
2020	1,427	37.35	53,298	0.36	1.00	7.51
2019	1,411	34.74	49,007	0.28	1.00	19.79
2018	1,325	29.00	38,415	0.17	1.00	(18.99)
Federated Hermes Quality Bond Fund II - Primary Shares:
2022	8,749	11.48	100,446	2.89	1.00	(10.17)
2021	10,941	12.78	139,840	2.18	1.00	(2.37)
2020	8,748	13.09	114,533	2.87	1.00	7.03
2019	10,679	12.23	130,604	2.97	1.00	8.33
2018	11,279	11.29	127,301	3.04	1.00	(1.57)
Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2022	2,440	30.32	73,963	0.25	1.00	(27.20)
2021	2,938	41.65	122,374	0.03	1.00	26.25
2020	3,051	32.99	100,646	0.09	1.00	28.92
2019	4,319	25.59	110,512	0.22	1.00	29.96
2018	4,595	19.69	90,445	0.43	1.00	(7.56)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Fidelity® VIP Growth Portfolio - Service Class 2:
2022	2,918	$23.51	$68,614	0.37%	1.00%	(25.39)%
2021	3,332	31.51	105,010	-	1.00	21.71
2020	3,635	25.89	94,127	0.05	1.00	42.10
2019	5,282	18.22	96,230	0.06	1.00	32.61
2018	5,790	13.74	79,525	0.04	1.00	(1.36)
Fidelity® VIP High Income Portfolio - Service Class 2:
2022	3,452	12.68	43,786	4.77	1.00	(12.55)
2021	4,245	14.50	61,576	5.42	1.00	3.20
2020	3,645	14.05	51,202	5.06	1.00	1.44
2019	4,278	13.85	59,251	5.06	1.00	13.62
2018	4,444	12.19	54,169	5.52	1.00	(4.62)
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2022	-	-	-	-	1.00	(3.95)
2021	111	70.12	7,776	1.05	1.00	27.75
2020	111	54.89	6,117	1.57	1.00	17.39
2019	112	46.76	5,241	1.78	1.00	30.29
2018	113	35.89	4,047	1.56	1.00	(5.70)
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2022	1,280	26.91	34,446	0.25	1.00	(15.80)
2021	1,699	31.96	54,308	0.35	1.00	24.07
2020	2,032	25.76	52,355	0.40	1.00	16.72
2019	2,183	22.07	48,189	0.68	1.00	21.93
2018	2,141	18.10	38,762	0.39	1.00	(15.62)
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2022	1,375	20.52	28,209	1.05	1.00	(28.40)
2021	1,826	28.66	52,343	0.95	1.00	37.26
2020	1,854	20.88	38,711	2.00	1.00	(7.69)
2019	1,900	22.62	42,992	1.48	1.00	21.74
2018	2,044	18.58	37,974	2.59	1.00	(7.38)
Franklin Mutual Shares VIP Fund - Class 2:
2022	3,870	29.00	112,206	1.75	1.00	(8.34)
2021	4,865	31.64	153,897	2.87	1.00	18.02
2020	5,242	26.81	140,554	3.05	1.00	(6.00)
2019	5,295	28.52	151,012	1.83	1.00	21.36
2018	5,356	23.50	125,878	2.44	1.00	(9.96)
Franklin Small Cap Value VIP Fund - Class 2:
2022	-	-	-	-	1.00	(0.47)
2021	182	32.04	5,821	1.00	1.00	24.14
2020	183	25.81	4,713	1.49	1.00	4.16
2019	184	24.78	4,552	1.03	1.00	25.09
2018	185	19.81	3,660	0.87	1.00	(13.76)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Franklin U.S. Government Securities VIP Fund - Class 2:
2022	9,261	$10.76	$99,670	2.23%	1.00%	(10.63)%
2021	11,590	12.04	139,599	2.63	1.00	(2.82)
2020	8,820	12.39	109,294	3.46	1.00	2.82
2019	10,705	12.05	129,037	2.97	1.00	4.15
2018	11,097	11.57	128,385	2.77	1.00	(0.69)
Templeton Global Bond VIP Fund - Class 2:
2022	3,498	12.44	43,517	-	1.00	(5.90)
2021	4,341	13.22	57,391	-	1.00	(5.91)
2020	3,246	14.05	45,614	8.78	1.00	(6.27)
2019	3,590	14.99	53,807	7.23	1.00	1.01
2018	3,581	14.84	53,130	-	1.00	0.95
T. Rowe Price Equity Income Portfolio:
2022	138	27.78	3,842	1.74	1.00	(4.31)
2021	345	29.03	10,025	1.57	1.00	24.33
2020	358	23.35	8,356	2.38	1.00	0.17
2019	343	23.31	7,997	2.34	1.00	25.12
2018	346	18.63	6,454	2.09	1.00	(10.39)
T. Rowe Price Moderate Allocation Portfolio:
2022	-	-	-	-	1.00	(3.39)
2021	149	35.08	5,234	0.98	1.00	8.94
2020	150	32.20	4,827	1.35	1.00	13.38
2019	229	28.40	6,506	2.00	1.00	18.63
2018	230	23.94	5,508	1.80	1.00	(6.01)
T. Rowe Price International Stock Portfolio:
2022	6,438	17.27	111,197	0.77	1.00	(16.65)
2021	6,757	20.72	140,030	0.59	1.00	0.29
2020	6,731	20.66	139,040	0.50	1.00	13.33
2019	8,128	18.23	148,161	2.43	1.00	26.51
2018	8,231	14.41	118,605	1.39	1.00	(15.04)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that contained net assets for a period less than the entire reporting period presented, average net assets have been calculated using only the period in which the subaccount contained net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that contained net assets for a period less than the entire reporting period presented, total return has been calculated using only the period in which the subaccount contained net assets and has not been annualized.